Investments (Details 2)	12 Months Ended				12 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY		Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] USD ($)
Balance	10,525,471	23,048,725		$ 1,529,206	10,525,471		23,048,725		$ 1,529,206
Unrealized loss	(810,425)	(12,523,254)	9,395,254		(810,425)	[1]	(12,523,254)	[1]
Balance	9,715,046	10,525,471	23,048,725	$ 1,529,206	9,715,046		10,525,471		$ 1,529,206

[1]	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.